Document and Entity Information	Jul. 09, 2022
Details
Registrant CIK	0001104462
Registrant Name	Colambda Technologies, Inc.
SEC Form	8-K
Period End date	Jul. 09, 2022
Tax Identification Number (TIN)	98-0361773
Emerging Growth Company	true
Ex Transition Period	false
Entity Incorporation, State or Country Code	NV
Entity File Number	000-29243
Entity Address, Address Line One	1870 West Prince Road #41
Entity Address, City or Town	Tucson
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85705
Country Region	281
City Area Code	928
Local Phone Number	4425
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false